1933 Act/Rule 497(e)

April 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Allocator Premium AlphaSector Fund, Virtus AlphaSector Rotation Fund, Virtus Global Premium AlphaSector Fund and Virtus Premium AlphaSector Fund (the “Funds”) as filed under Rule 497(e) on March 28, 2011. The purpose of this filing is to submit the 497(e) filing dated March 28, 2011 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ann Flood